Inventories - Summary of Changes in Inventories (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Finished goods and work in progress	$ 39,368	$ 35,313	$ 28,682
Raw materials and packing materials	100,434	96,847	90,919
Total	$ 139,802	$ 132,160	$ 119,601